Transamerica Floating Rate Average Annual Total Returns - Retail Class [Member]		12 Months Ended	33 Months Ended	60 Months Ended	113 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Universal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	4.62%	0.06%		2.44%
Performance Inception Date	Apr. 01, 2023
S&P UBS Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.94%		6.37%		5.78%
A
Prospectus [Line Items]
Average Annual Return, Percent		(0.12%)		3.93%		3.92%
Performance Inception Date	Oct. 31, 2013
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.09%)		1.37%		1.71%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.11%)		1.87%		2.00%
C
Prospectus [Line Items]
Average Annual Return, Percent		3.21%		4.20%		3.66%
Performance Inception Date	Oct. 31, 2013
I
Prospectus [Line Items]
Average Annual Return, Percent		5.29%		5.28%		4.67%
Performance Inception Date	Oct. 31, 2013
I2
Prospectus [Line Items]
Average Annual Return, Percent		5.30%		5.28%		4.74%
Performance Inception Date	Oct. 31, 2013